Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Series A Preferred Stock [Member] USD ($)	Series B Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member] USD ($)	Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Treasury Stock [Member] USD ($)	Common Stock Shares Outstanding [Member]	Additional Paid-In Capital [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] Series A Preferred Stock [Member] USD ($)	Retained Earnings [Member] Series B Preferred Stock [Member] USD ($)	Retained Earnings [Member] Series C Preferred Stock [Member] USD ($)	Total Stockholders' Equity [Member] USD ($)	Total Stockholders' Equity [Member] Series A Preferred Stock [Member] USD ($)	Total Stockholders' Equity [Member] Series B Preferred Stock [Member] USD ($)	Total Stockholders' Equity [Member] Series C Preferred Stock [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Beginning Balance, value at Dec. 31, 2009	$ 5,279				$ 1,375	$ 111	$ (1,862)		$ 5,092	$ (41)	$ 604				$ 5,279
Beginning Balance, shares at Dec. 31, 2009					8,110,370	552,219,576	(67,221,942)	484,997,634
Comprehensive income:
Net income	530										530				530
Other comprehensive income, net of tax	(4)									(4)					(4)
Total comprehensive income	526														526
Cash dividends:
Preferred stock		(12)	(4)	(56)								(12)	(4)	(56)		(12)	(4)	(56)
Issuance of common shares	16								16						16
Issuance of common shares, shares	1,803,683					1,803,683		1,803,683
Conversion of preferred shares					(810)	8			802
Conversion of preferred shares, shares					(810,370)	41,240,215		41,240,215
Tax benefit related to employee stock-based compensation plans	(9)								(9)						(9)
Stock-based compensation expense	39								39						39
Cumulative effect of accounting change	(753)										(753)				(753)
Shares repurchased related to employee stock-based compensation plans	(14)						(14)								(14)
Shares repurchased related to employee stock-based compensation plans, shares	(1,097,647)						(1,097,647)	(1,097,647)
Ending Balance, value at Dec. 31, 2010	5,012				565	119	(1,876)		5,940	(45)	309				5,012
Ending Balance, shares at Dec. 31, 2010					7,300,000	595,263,474	(68,319,589)	526,943,885
Comprehensive income:
Net income	632										633				633				(1)
Other comprehensive income, net of tax	31									31					31
Total comprehensive income	663														664				(1)
Cash dividends:
Common stock	(154)										(154)				(154)
Preferred stock		(12)	(6)									(12)	(6)			(12)	(6)
Issuance of common shares	41					1			40						41
Issuance of common shares, shares	3,886,217					3,886,217		3,886,217
Retirement of common stock in treasury						(14)	1,904		(1,890)
Retirement of common stock in treasury, shares						(70,074,369)	70,074,369
Tax benefit related to employee stock-based compensation plans	(10)								(10)						(10)
Stock-based compensation expense	56								56						56
Common stock repurchased	(300)						(300)								(300)
Common stock repurchased, shares	(19,054,115)					(19,054,115)	(19,054,115)	(19,054,115)
Shares repurchased related to employee stock-based compensation plans	(48)						(48)								(48)
Shares repurchased related to employee stock-based compensation plans, shares	(3,024,662)						(3,024,662)	(3,024,662)
Acquisition of noncontrolling interest	9																		9
Ending Balance, value at Dec. 31, 2011	5,251				565	106	(320)		4,136	(14)	770				5,243				8
Ending Balance, shares at Dec. 31, 2011					7,300,000	529,075,322	(20,323,997)	508,751,325
Comprehensive income:
Net income	937										939				939				(2)
Other comprehensive income, net of tax	8									8					8
Total comprehensive income	945														947				(2)
Cash dividends:
Common stock	(237)										(237)				(237)
Preferred stock		(11)	(9)									(11)	(9)			(11)	(9)
Restricted stock dividend	(1)										(1)				(1)
Issuance of common shares	61					1			60						61
Issuance of common shares, shares	6,432,643					6,432,643		6,432,643
Tax benefit related to employee stock-based compensation plans	(6)								(6)						(6)
Stock-based compensation expense	47								47						47
Common stock repurchased	(900)						(900)								(900)
Common stock repurchased, shares	(58,038,239)					(58,038,239)	(58,038,239)	(58,038,239)
Shares repurchased related to employee stock-based compensation plans	(74)						(74)								(74)
Shares repurchased related to employee stock-based compensation plans, shares	(4,547,785)						(4,547,785)	(4,547,785)
Ending Balance, value at Dec. 31, 2012	$ 5,066				$ 565	$ 107	$ (1,294)		$ 4,237	$ (6)	$ 1,451				$ 5,060				$ 6
Ending Balance, shares at Dec. 31, 2012					7,300,000	535,507,965	(82,910,021)	452,597,944